Stock Option Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement [Abstract]
Number of Shares Outstanding beginning		2,200,000	2,200,000
Weighted Average Exercise Price Outstanding beginning		$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term		1 year	1 year	2 years
Issued	0
Issued	$ 0
Exercised	0	2,200,000	0
Exercised	$ 0	$ 0	$ 0
Expired		(2,200,000)
Expired		$ 0
Number of Shares Outstanding ending			2,200,000	2,200,000
Weighted Average Exercise Price Outstanding ending			$ 0.10	$ 0.10
Exercised	0	(2,200,000)	0